UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-22445

Pinnacle Capital Management Funds Trust
(Exact name of registrant as specified in charter)

100 Limestone Plaza Fayetteville, NY	13066
(Address of principal executive offices)	(Zip code)

Capital Services, Inc. 615 S. Dupont Hwy. Dover, DE 19901
(Name and address of agent for service)

With a copy to:

Benjamin V. Mollozzi
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, Ohio 45246

Registrant's telephone number, including area code:	(315) 234-9716

Date of fiscal year end:	October 31, 2017

Date of reporting period:	April 30, 2017

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.	Reports to Stockholders.

1789 Growth and Income Fund

Class P Shares	(PSEPX)
Class A Shares	(PSEAX)
Class C Shares	(PSECX)

SEMI-ANNUAL REPORT

April 30, 2017
(Unaudited)

1789 GROWTH AND INCOME FUND
PORTFOLIO INFORMATION
April 30, 2017 (Unaudited)

Asset Allocation (% of Total Investments)

Sector Diversification vs. S&P 500 Index (% of Common Stocks)

Top Ten Holdings

Security Description	% of Net Assets
BlackRock Floating Rate Income Strategies Fund, Inc.	3.7%
Apple, Inc.	3.3%
Dow Chemical Company (The)	3.3%
DoubleLine Total Return Bond Fund - Class I	2.9%
United Technologies Corporation	2.9%
Mondelēz International, Inc. - Class A	2.8%
Eastman Chemical Company	2.7%
MSA Safety, Inc.	2.7%
CVS Health Corporation	2.7%
Xylem, Inc.	2.7%

1789 GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS April 30, 2017 (Unaudited)
COMMON STOCKS — 78.9%	Shares	Value
Consumer Discretionary — 6.7%
Auto Components — 2.5%
Tenneco, Inc.	5,050	$318,301

Automobiles — 2.3%
Ford Motor Company	25,124	288,172

Media — 1.9%
Walt Disney Company (The)	2,011	232,472

Consumer Staples — 15.9%
Beverages — 1.3%
Embotelladora Andina S.A. - Class B - ADR	6,653	169,119

Food & Staples Retailing — 4.9%
CVS Health Corporation	4,117	339,406
Kroger Company (The)	9,491	281,408
		620,814
Food Products — 7.2%
Kellogg Company	3,886	275,906
Mondelēz International, Inc. - Class A	7,867	354,251
Unilever plc - ADR	5,187	266,301
		896,458
Household Products — 2.5%
Clorox Company (The)	2,304	308,022

Energy — 3.5%
Oil, Gas & Consumable Fuels — 3.5%
Exxon Mobil Corporation	3,272	267,159
Hess Corporation	3,375	164,801
		431,960
Financials — 4.2%
Consumer Finance — 1.8%
FirstCash, Inc.	4,291	222,917

Insurance — 2.4%
Aflac, Inc.	4,071	304,837

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 78.9% (Continued)	Shares	Value
Health Care — 8.1%
Pharmaceuticals — 8.1%
Bristol-Myers Squibb Company	3,968	$222,406
Merck & Company, Inc.	4,613	287,528
Mylan N.V. (a)	6,653	248,490
Teva Pharmaceutical Industries Ltd. - ADR	8,255	260,693
		1,019,117
Industrials — 14.7%
Aerospace & Defense — 2.9%
United Technologies Corporation	3,007	357,803

Air Freight & Logistics — 1.8%
FedEx Corporation	1,163	220,621

Commercial Services & Supplies — 2.7%
MSA Safety, Inc.	4,374	340,516

Industrial Conglomerates — 2.4%
General Electric Company	10,386	301,090

Machinery — 4.9%
ITT, Inc.	6,603	278,184
Xylem, Inc.	6,562	337,353
		615,537
Information Technology — 11.4%
Communications Equipment — 2.1%
Plantronics, Inc.	4,748	259,241

IT Services — 3.7%
CACI International, Inc. - Class A (a)	1,413	166,734
Fidelity National Information Services, Inc.	3,535	297,611
		464,345
Semiconductors & Semiconductor Equipment — 0.7%
Intel Corporation	2,326	84,085

Software — 1.6%
Intuit, Inc.	1,636	204,844

Technology Hardware, Storage & Peripherals — 3.3%
Apple, Inc.	2,901	416,729

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
COMMON STOCKS — 78.9% (Continued)	Shares	Value
Materials — 6.0%
Chemicals — 6.0%
Dow Chemical Company (The)	6,544	$410,963
Eastman Chemical Company	4,272	340,692
		751,655
Telecommunication Services — 4.2%
Diversified Telecommunication Services — 4.2%
AT&T, Inc.	6,730	266,710
Verizon Communications, Inc.	5,703	261,825
		528,535
Utilities — 4.2%
Electric Utilities — 1.8%
Exelon Corporation	6,707	232,263

Multi-Utilities — 2.4%
SCANA Corporation	4,509	298,992

Total Common Stocks (Cost $8,180,402)		$9,888,445

CORPORATE BONDS — 11.7%	Coupon	Maturity	Par Value	Value
Consumer Discretionary — 4.8%
Advanced Auto Parts, Inc.	4.500%	01/15/22	$200,000	$213,166
Marriott International, Inc.	3.250%	09/15/22	200,000	204,648
Under Armour, Inc.	3.250%	06/15/26	200,000	184,241
				602,055
Consumer Staples — 1.3%
Clorox Company (The)	5.950%	10/15/17	60,000	61,216
Kroger Company (The)	3.850%	08/01/23	100,000	104,596
				165,812
Energy — 0.8%
Hess Corporation	3.500%	07/15/24	100,000	97,019

Financials — 1.1%
Ford Motor Credit Company, LLC	3.810%	01/09/24	100,000	101,007
HSBC Finance Corporation	5.600%	02/15/18	42,000	43,194
				144,201

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND SCHEDULE OF INVESTMENTS (Continued)
CORPORATE BONDS — 11.7% (Continued)	Coupon	Maturity	Par Value	Value
Health Care — 1.2%
Becton, Dickinson and Company	3.734%	12/15/24	$147,000	$147,842

Industrials — 0.9%
Emerson Electric Company	5.375%	10/15/17	108,000	109,919

Information Technology — 1.6%
Dun & Bradstreet Corporation (The)	4.250%	06/15/20	200,000	203,181

Total Corporate Bonds (Cost $1,471,953)				$1,470,029

CLOSED-END FUNDS — 3.7%	Shares	Value
BlackRock Floating Rate Income Strategies Fund, Inc. (Cost $465,788)	31,867	$460,478

OPEN-END FUNDS — 2.9%	Shares	Value
DoubleLine Total Return Bond Fund - Class I (Cost $375,000)	34,296	$367,307

MONEY MARKET FUNDS — 4.5%	Shares	Value
Fidelity Institutional Money Market Government Portfolio - Class I, 0.60% (b) (Cost $563,874)	563,874	$563,874

Total Investments at Value — 101.7% (Cost $11,057,017)		$12,750,133

Liabilities in Excess of Other Assets — (1.7%)		(219,099)

Net Assets — 100.0%		$12,531,034

ADR — American Depositary Receipt.

(a)	Non-income producing security.

(b)	The rate shown is the 7-day effective yield as of April 30, 2017.

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND STATEMENT OF ASSETS AND LIABILITIES April 30, 2017 (Unaudited)
ASSETS
Investments in securities:
At acquisition cost	$11,057,017
At value (Note 2)	$12,750,133
Dividends and interest receivable	31,328
TOTAL ASSETS	12,781,461

LIABILITIES
Payable for securities purchased	207,415
Payable for capital shares redeemed	11,500
Accrued investment advisory fees (Note 4)	7,487
Accrued service fees (Note 4)	342
Accrued distribution plan fees (Note 4)	23,683
TOTAL LIABILITIES	250,427

NET ASSETS	$12,531,034

Net assets consist of:
Paid-in capital	$11,011,982
Accumulated net investment income	7,780
Accumulated net realized losses from security transactions	(181,844)
Net unrealized appreciation on investments	1,693,116
NET ASSETS	$12,531,034

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND STATEMENT OF ASSETS AND LIABILITIES (Continued) April 30, 2017 (Unaudited)
PRICING OF CLASS P SHARES
Net assets applicable to Class P shares	$2,025,606
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	160,837
Net asset value, offering price and redemption price per share (Note 2)	$12.59
Short-term redemption price per share (Note 2) (a)	$12.46

PRICING OF CLASS A SHARES
Net assets applicable to Class A shares	$1,886,092
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	150,108
Net asset value and redemption price per share (Note 2)	$12.56
Maximum offering price per share (Note 2)	$13.26
Short-term redemption price per share (Note 2) (a)	$12.43

PRICING OF CLASS C SHARES
Net assets applicable to Class C shares	$8,619,336
Shares of beneficial interest outstanding (unlimited number of shares authorized, no par value)	687,627
Net asset value, offering price and redemption price per share (Note 2)	$12.53
Short-term redemption price per share (Note 2) (a)	$12.40
Redemption price per share with CDSC fee (Note 2) (a)(b)	$12.27

(a)	The Fund imposes a 1.00% redemption fee on shares redeemed within 60 days of purchase.
(b)
A contingent deferred sales charge (“CDSC”) of 1.00% is charged on Class C shares redeemed within one year of purchase. Redemption price per share is equal to net asset value less any redemption fee or CDSC.

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND STATEMENT OF OPERATIONS For the Six Months Ended April 30, 2017 (Unaudited)
INVESTMENT INCOME
Dividends (net foreign withholding taxes of $692)	$127,079
Interest	23,266
TOTAL INVESTMENT INCOME	150,345

EXPENSES
Investment advisory fees (Note 4)	45,171
Distribution fees, Class A (Note 4)	1,919
Distribution fees, Class C (Note 4)	42,678
Service fees (Note 4)	14,455
Trustees’ fees (Note 4)	992
TOTAL EXPENSES	105,215

NET INVESTMENT INCOME	45,130

REALIZED AND UNREALIZED GAINS (LOSSES) ON INVESTMENTS
Net realized losses from security transactions	(57,889)
Net change in unrealized appreciation (depreciation) on investments	624,322
NET REALIZED AND UNREALIZED GAINS ON INVESTMENTS	566,433

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$611,563

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
FROM OPERATIONS
Net investment income	$45,130	$66,671
Net realized losses from security transactions	(57,889)	(114,934)
Net change in unrealized appreciation (depreciation) on investments	624,322	157,231
Net increase in net assets resulting from operations	611,563	108,968

FROM DISTRIBUTIONS TO SHAREHOLDERS (Note 2)
From net investment income:
Class P	(14,347)	(21,159)
Class A	(10,135)	(9,941)
Class C	(20,118)	(30,811)
From net realized gains on investments:
Class P	—	(68,429)
Class A	—	(39,026)
Class C	—	(369,282)
Decrease in net assets from distributions to shareholders	(44,600)	(538,648)

FROM CAPITAL SHARE TRANSACTIONS (Note 5)
CLASS P
Proceeds from shares sold	169,916	470,512
Net asset value of shares issued in reinvestment of distributions	12,420	78,917
Payments for shares redeemed	(86,345)	(177,649)
Net increase in net assets from Class P shares capital share transactions	95,991	371,780

CLASS A
Proceeds from shares sold	843,713	188,324
Net asset value of shares issued in reinvestment of distributions	10,135	48,967
Proceeds from redemption fees collected (Note 2)	30	—
Payments for shares redeemed	(22,296)	(17,984)
Net increase in net assets from Class A shares capital share transactions	831,582	219,307

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND STATEMENTS OF CHANGES IN NET ASSETS (Continued)
	Six Months Ended April 30, 2017 (Unaudited)	Year Ended October 31, 2016
CLASS C
Proceeds from shares sold	$253,819	$486,427
Net asset value of shares issued in reinvestment of distributions	17,611	348,809
Proceeds from redemption fees collected (Note 2)	—	6
Payments for shares redeemed	(516,739)	(609,950)
Net increase (decrease) in net assets from Class C shares capital share transactions	(245,309)	225,292

TOTAL INCREASE IN NET ASSETS	1,249,227	386,699

NET ASSETS
Beginning of period	11,281,807	10,895,108
End of period	$12,531,034	$11,281,807

ACCUMULATED NET INVESTMENT INCOME	$7,780	$7,250

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND - CLASS P FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
Net asset value at beginning of period	$11.99		$12.46	$12.98	$11.94	$11.22

Income (loss) from investment operations:
Net investment income	0.09	(b)	0.17 (b)	0.18 (b)	0.12	0.00	(b)(c)
Net realized and unrealized gains (losses) on investments	0.60		0.05	(0.10)	1.28	0.72
Total from investment operations	0.69		0.22	0.08	1.40	0.72

Less distributions:
From net investment income	(0.09)		(0.15)	(0.32)	—	—
From net realized gains on investments	—		(0.54)	(0.28)	(0.36)	—
Total distributions	(0.09)		(0.69)	(0.60)	(0.36)	—

Proceeds from redemption fees collected (Note 2)	—		—	0.00 (c)	—	—

Net asset value at end of period	$12.59		$11.99	$12.46	$12.98	$11.94

Total return (d)	5.77	%(e)	2.01%	0.67%	11.87%	6.45	%(e)

Net assets at end of period (000's)	$2,025		$1,836	$1,531	$1,791	$23

Ratio of total expenses to average net assets	1.01	%(f)	1.01%	1.01%	1.00%	0.99	%(f)

Ratio of net investment income to average net assets	1.51	%(f)	1.38%	1.41%	1.47%	0.17	%(f)

Portfolio turnover rate	2	%(e)	5%	23%	29%	26	%(e)

(a)	Represents the period from the commencement of operations (August 26, 2013) through October 31, 2013.
(b)	Net investment income per share is based on average shares outstanding during the period.
(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)	Annualized.

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND - CLASS A FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Period Ended October 31, 2013(a)
Net asset value at beginning of period	$11.96		$12.44	$12.94	$11.94	$11.22

Income (loss) from investment operations:
Net investment income	0.08	(b)	0.14 (b)	0.14 (b)	0.09	0.05	(b)
Net realized and unrealized gains (losses) on investments	0.60		0.05	(0.08)	1.27	0.67
Total from investment operations	0.68		0.19	0.06	1.36	0.72

Less distributions:
From net investment income	(0.08)		(0.13)	(0.28)	—	—
From net realized gains on investments	—		(0.54)	(0.28)	(0.36)	—
Total distributions	(0.08)		(0.67)	(0.56)	(0.36)	—

Proceeds from redemption fees collected (Note 2)	0.00	(c)	—	—	—	—

Net asset value at end of period	$12.56		$11.96	$12.44	$12.94	$11.94

Total return (d)	5.67	%(e)	1.71%	0.50%	11.53%	6.41	%(e)

Net assets at end of period (000's)	$1,885		$998	$811	$194	$28

Ratio of total expenses to average net assets	1.26	%(f)	1.26%	1.26%	1.25%	1.24	%(f)

Ratio of net investment income to average net assets	1.27	%(f)	1.14%	1.13%	1.33%	2.31	%(f)

Portfolio turnover rate	2	%(e)	5%	23%	29%	26	%(e)

(a)	Represents the period from the commencement of operations (August 26, 2013) through October 31, 2013.
(b)	Net investment income per share is based on average shares outstanding during the period.
(c)	Amount rounds to less than $0.01 per share.
(d)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown exclude the effect of applicable sales loads and do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)	Not annualized.
(f)	Annualized.

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND - CLASS C FINANCIAL HIGHLIGHTS
Per share data for a share outstanding throughout each period:
	Six Months Ended April 30, 2017 (Unaudited)		Year Ended October 31, 2016	Year Ended October 31, 2015	Year Ended October 31, 2014	Year Ended October 31, 2013	Year Ended October 31, 2012
Net asset value at beginning of period	$11.94		$12.42	$12.82	$11.91	$10.11	$9.51

Income (loss) from investment operations:
Net investment income	0.03	(a)	0.05 (a)	0.05 (a)	0.02	0.01 (a)	0.00	(a)(b)
Net realized and unrealized gains (losses) on investments	0.59		0.05	(0.09)	1.25	1.79	0.60
Total from investment operations	0.62		0.10	(0.04)	1.27	1.80	0.60

Less distributions:
From net investment income	(0.03)		(0.04)	(0.08)	—	—	—
From net realized gains on investments	—		(0.54)	(0.28)	(0.36)	—	—
Total distributions	(0.03)		(0.58)	(0.36)	(0.36)	—	—

Proceeds from redemption fees collected (Note 2)	—		0.00 (b)	0.00 (b)	0.00 (b)	—	—

Net asset value at end of period	$12.53		$11.94	$12.42	$12.82	$11.91	$10.11

Total return (c)	5.19	%(d)	1.02%	(0.32%)	10.79%	17.80%	6.31%

Net assets at end of period (000's)	$8,618		$8,448	$8,553	$8,915	$6,943	$5,071

Ratio of total expenses to average net assets	2.01	%(e)	2.01%	2.01%	2.00%	1.99%	1.99%

Ratio of net investment income to average net assets	0.48	%(e)	0.40%	0.39%	0.22%	0.12%	0.02%

Portfolio turnover rate	2	%(d)	5%	23%	29%	26%	12%

(a)	Net investment income per share is based on average shares outstanding during the period.
(b)	Amount rounds to less than $0.01 per share.
(c)
Total return is a measure of the change in value of an investment in the Fund over the period covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. Returns shown exclude the effect of applicable sales loads and do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(d)	Not annualized.
(e)	Annualized.

See accompanying notes to financial statements.

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS
April 30, 2017 (Unaudited)

1. ORGANIZATION

1789 Growth and Income Fund (the “Fund”) is a diversified series of Pinnacle Capital Management Funds Trust (the “Trust”), an open-end management investment company registered under the Investment Company Act of 1940, as amended (the “1940 Act”), and organized as a statutory trust under the laws of Delaware by the filing of a Certificate of Trust on July 6, 2010.

The Fund seeks total return comprised of current income, growth of income, and capital appreciation.

The Fund currently offers three classes of shares: Class P shares (sold without any sales loads, distribution or service fees); Class A shares (sold subject to an initial maximum front-end sales load of 5.25% and a distribution fee of up to 0.25% of the Fund’s average daily net assets attributable to Class A shares); and Class C shares (sold subject to a contingent deferred sales charge (“CDSC”) of 1.00% if the shares are redeemed within one year after the original purchase of the shares and a distribution and/or service fee of up to 1.00% of the Fund’s average daily net assets attributable to Class C shares). Each class of shares represents an interest in the same assets of the Fund, has the same rights and is identical in all material respects except that (1) the classes bear differing levels of sales loads and distribution fees and (2) each class has exclusive voting rights with respect to matters relating to its own distribution arrangements.

2. SIGNIFICANT ACCOUNTING POLICIES

As an investment company, as defined in Financial Accounting Standards Board (“FASB”) Accounting Standards Update 2013-08, the Fund follows accounting and reporting guidance under FASB Accounting Standards Codification Topic 946, “Financial Services – Investment Companies.”

In October 2016, the U.S. Securities and Exchange Commission (the “SEC”) adopted amendments to Regulation S-X which will impact financial statement presentation, particularly the presentation of derivative investments. Although still evaluating the impact, management believes that many of the Regulation S-X amendments are consistent with the Fund’s current financial statement presentation and expects that the Fund will be able to comply with the amendments by the August 1, 2017 compliance date.

The following is a summary of the Fund’s significant accounting policies, which are in conformity with accounting principles generally accepted in the United States of America (“GAAP”).

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

SECURITIES VALUATION: The Fund’s portfolio securities are valued as of the close of business of the regular session of the New York Stock Exchange (normally 4:00 p.m., Eastern time). Equity securities, including common stocks and closed-end funds, generally are valued using market quotations, but may be valued on the basis of prices furnished by a pricing service when Pinnacle Capital Management, LLC (the “Adviser”), the investment adviser to the Fund, believes such prices more accurately reflect the fair value of such securities. Securities that are traded on any stock exchange or on the NASDAQ over-the-counter market are generally valued at the last quoted sale price. Lacking a last sale price, an equity security is generally valued at its last bid price. Investments representing shares of other open-end investment companies are valued at their net asset value as reported by such companies. When using a quoted price and when the market for the security is considered active, the security will be classified as Level 1 within the fair value hierarchy. When quotations are not readily available, when the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees of the Trust.

Fixed income securities, including corporate bonds, typically are valued on the basis of prices furnished by a pricing service when the Adviser believes such prices accurately reflect the market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. If the Adviser decides that a price provided by the pricing service does not accurately reflect the market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Adviser, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

The Fund utilizes various methods to measure the fair value of most of its investments on a recurring basis. GAAP establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

●	Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

●
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly; these inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data

●
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available

The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement.

The following is a summary of the inputs used to value the Fund’s investments measured as of April 30, 2017 by security type:

	Level 1	Level 2	Level 3	Total
Common Stocks	$9,888,445	$—	$—	$9,888,445
Corporate Bonds	—	1,470,029	—	1,470,029
Closed-End Funds	460,478	—	—	460,478
Open-End Funds	367,307	—	—	367,307
Money Market Funds	563,874	—	—	563,874
Total	$11,280,104	$1,470,029	$—	$12,750,133

Refer to the Fund’s Schedule of Investments for a listing of the common stocks and corporate bonds by sector type. As of April 30, 2017, the Fund did not have any transfers into or out of any Level. In addition, the Fund did not hold derivative instruments or any assets or liabilities that were measured at fair value on a recurring basis using significant unobservable inputs (Level 3) as of April 30, 2017. It is the Fund’s policy to recognize transfers into or out of any Level at the end of the reporting period.

SHARE VALUATION: The net asset value per share of each class of shares of the Fund is calculated daily by dividing the total value of the assets attributable to that class, less liabilities attributable to that class, by the number of shares of that class outstanding, rounded to the nearest cent. The maximum offering price per share of Class A shares of the Fund is equal to the net asset value per share plus a sales load equal to 5.54% of the net asset value (or 5.25% of the offering price). The offering price of Class C shares and Class P shares is equal to the net asset value per share. The redemption price per share of each class

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

of shares of the Fund is equal to the net asset value per share. However, Class C shares are subject to a CDSC of 1.00% on amounts redeemed within one year of purchase and shares of each class are generally subject to a redemption fee of 1.00%, payable to the applicable class, if redeemed within 60 days or less from the date of purchase. During the periods ended April 30, 2017 and October 31, 2016, proceeds from redemption fees, recorded in capital, totaled $30 and $0, respectively for Class A Shares; and $0 and $6, respectively, for Class C shares. No redemption fees were collected for Class P shares during the periods ended April 30, 2017 and October 31, 2016.

INVESTMENT INCOME: Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Discounts and premiums on fixed income securities are amortized using the interest method. Withholding taxes on foreign dividends have been recorded in accordance with the Fund’s understanding of the appropriate country’s rules and tax rates.

SECURITIES TRANSACTIONS: Securities transactions are accounted for on trade date for financial reporting purposes. Realized gains and losses on securities sold are determined on a specific identification basis.

DISTRIBUTIONS TO SHAREHOLDERS: Dividends arising from net investment income, if any, are declared and paid quarterly to shareholders. Net realized short-term capital gains, if any, may be distributed throughout the year and net realized long-term capital gains, if any, are distributed at least once each year. The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from GAAP. Dividends and distributions are recorded on the ex-dividend date.

The tax character of distributions paid during the periods ended April 30, 2017 and October 31, 2016 are as follows:

	Periods Ended	Ordinary Income	Long-Term Capital Gains	Total
Class P	4/30/2017	$14,347	$—	$14,347
	10/31/2016	$21,928	$67,660	$89,588
Class A	4/30/2017	$10,135	$—	$10,135
	10/31/2016	$10,379	$38,588	$48,967
Class C	4/30/2017	$20,118	$—	$20,118
	10/31/2016	$34,979	$365,114	$400,093

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

USE OF ESTIMATES: The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

FEDERAL INCOME TAX: The Fund has qualified and intends to continue to qualify as a regulated investment company under the Internal Revenue Code of 1986 (the “Code”). Qualification generally will relieve the Fund of liability for federal income taxes to the extent 100% of its net investment income and net realized capital gains are distributed in accordance with the Code.

In order to avoid imposition of the excise tax applicable to regulated investment companies, it is also the Fund’s intention to declare as dividends in each calendar year at least 98% of its net investment income (earned during the calendar year) and 98.2% of its net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts from the prior year.

The following information is computed on a tax basis for each item as of April 30, 2017:

Cost of portfolio investments	$11,065,132
Gross unrealized appreciation	$2,078,194
Gross unrealized depreciation	(393,193)
Net unrealized appreciation	1,685,001
Accumulated ordinary income	7,780
Accumulated capital and other net losses	(173,729)
Distributable earnings	$1,519,052

The difference between the federal income tax cost and the financial statement cost of the Fund’s portfolio investments is due to certain timing differences in the recognition of capital gains and losses under income tax regulations and GAAP. These timing differences are temporary in nature and are due to the tax deferral of losses on wash sales.

As of October 31, 2016, the Fund had a long-term capital loss carryforward of $115,840 for federal income tax purposes. This capital loss carryforward, which does not expire, may be utilized in the current and future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The Fund recognizes the tax benefits or expenses of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has reviewed the tax positions taken on Federal income tax returns for the current and all open tax years (tax years ended October 31, 2013 through October 31, 2016) and has concluded that no provision for unrecognized tax benefits or expenses is

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

required in these financial statements. The Fund identifies its major tax jurisdictions as U.S. Federal and certain State tax authorities. The Fund is not aware of any tax positions for which it is reasonably likely that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

The Fund recognizes interest and penalties, if any, related to unrecognized tax expenses as income tax expense in the Statement of Operations. During the six months ended April 30, 2017, the Fund did not incur any interest or penalties.

3. INVESTMENT TRANSACTIONS

During the six months ended April 30, 2017, the cost of purchases and the proceeds from sales and maturities of investment securities, other than U.S. Government securities and short-term securities, totaled $1,207,272 and $289,341, respectively.

4. TRANSACTIONS WITH RELATED PARTIES

A Trustee and certain officers of the Trust are affiliated with the Adviser, Ultimus Fund Solutions, LLC (“Ultimus”), the Fund’s administrator, transfer agent and fund accounting agent, or Pinnacle Investments, LLC (the “Distributor”), the principal underwriter of the Fund’s shares.

INVESTMENT MANAGER: Under the terms of an Investment Management Agreement, the Adviser manages the investment portfolio of the Fund, subject to policies adopted by the Board of Trustees. Under the Investment Management Agreement, the Adviser furnishes office space and all necessary office facilities, equipment and executive personnel necessary for managing the assets of the Fund. For its services, the Adviser receives an investment advisory fee at the rate of 0.75% per annum of the Fund’s average daily net assets.

Under a Services Agreement, the Adviser is obligated to pay all of the operating expenses of the Fund, excluding advisory fees, brokerage fees and commissions, distribution fees, taxes, borrowing costs, fees and expenses of non-interested Trustees of the Trust, dividend expense on securities sold short, the fees and expenses of acquired funds and extraordinary expenses. Under the Services Agreement, the Adviser receives a service fee at the rate of 0.24% per annum of the Fund’s average daily net assets.

DISTRIBUTOR: The Distributor is an affiliate of the Adviser and serves as the principal underwriter and distributor of the Fund’s shares pursuant to an agreement with the Trust. The Distributor promotes and sells shares of the Fund on a continuous basis. During the six months ended April 30, 2017, the Distributor earned fees of $2,586 from underwriting and broker commissions on the sale of Class A shares of the Fund. In addition, the Distributor collected $114 in CDSCs on redemptions of Class C shares of the Fund.

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

DISTRIBUTION PLAN: The Fund has adopted a distribution plan pursuant to Rule 12b-1 under the 1940 Act (the “Plan”). Pursuant to the Plan, Class A shares and Class C shares may pay brokers for activities primarily intended to result in the sale of shares. The annual limitation for payment of expenses pursuant to the Plan is 0.25% of average daily net assets attributable to Class A shares and 1.00% of average daily net assets attributable to Class C shares. During the six months ended April 30, 2017, Class A shares and Class C shares incurred distribution fees of $1,919 and $42,678, respectively.

TRUSTEE COMPENSATION: Each Trustee who is not an interested person of the Trust (“Independent Trustee”) receives from the Fund a fee of $250 for each in-person Board meeting attended and $150 for each telephonic Board meeting attended.

OTHER SERVICE PROVIDERS: The Trust has entered into mutual fund services agreements with Ultimus, pursuant to which Ultimus provides day-to-day operational services to the Fund including, but not limited to, accounting, administrative, transfer agent, dividend disbursing, and recordkeeping services. The fees payable to Ultimus are paid by the Adviser (not the Fund).

5. CAPITAL SHARE TRANSACTIONS

Transactions in capital shares were as follows:

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
CLASS P SHARES	Shares	Shares
Shares sold	13,672	38,379
Shares issued in reinvestment of dividends	998	6,752
Shares redeemed	(6,906)	(14,891)
Net increase in shares outstanding	7,764	30,240
Shares outstanding, beginning of period	153,073	122,833
Shares outstanding, end of period	160,837	153,073

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
CLASS A SHARES	Shares	Shares
Shares sold	67,677	15,498
Shares issued in reinvestment of dividends	816	4,201
Shares redeemed	(1,789)	(1,510)
Net increase in shares outstanding	66,704	18,189
Shares outstanding, beginning of period	83,404	65,215
Shares outstanding, end of period	150,108	83,404

	Six Months Ended April 30, 2017	Year Ended October 31, 2016
CLASS C SHARES	Shares	Shares
Shares sold	20,513	39,825
Shares issued in reinvestment of dividends	1,421	30,119
Shares redeemed	(41,990)	(50,698)
Net increase (decrease) in shares outstanding	(20,056)	19,246
Shares outstanding, beginning of period	707,683	688,437
Shares outstanding, end of period	687,627	707,683

6. PRINCIPAL OWNER OF FUND SHARES

The beneficial ownership, either directly or indirectly, of 25% or more of the voting securities of the Fund creates a presumption of control of the Fund, under Section 2(a)(9) of the 1940 Act. As of April 30, 2017, approximately 81% of the outstanding shares of the Fund are owned by First Clearing, LLC (“First Clearing”), for the benefit of its customers. Accordingly, the Fund does not know whether First Clearing or any other person controlled the Fund as of April 30, 2017.

1789 GROWTH AND INCOME FUND
NOTES TO FINANCIAL STATEMENTS (Continued)

7. CONTINGENCIES AND COMMITMENTS

The Fund indemnifies the Trust’s officers and Trustees for certain liabilities that might arise from their performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the Trust expects the risk of loss to be remote.

8. SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed as of the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statements from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events, except as reflected in the following paragraph:

On or about June 28, 2017, all existing Class A Shares of the Fund will be converted into Class P Shares of the Fund (the “Conversion”) irrespective of whether the shareholder’s Class A Shares meet the eligible purchaser requirements for Class P Shares, as disclosed in the Fund’s prospectus. The shareholders will not incur any conversion costs. Following the Conversion, Class A Shares will no longer be offered by the Fund.

1789 GROWTH AND INCOME FUND ABOUT YOUR FUND’S EXPENSES (Unaudited)

We believe it is important for you to understand the impact of costs on your investment. All mutual funds have operating expenses. As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, possibly including front-end and contingent deferred sales loads and redemption fees, and (2) ongoing costs, including management fees, Rule 12b-1 distribution fees (if applicable to your class) and other Fund expenses. The following examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

A mutual fund’s ongoing costs are expressed as a percentage of its average net assets. This figure is known as the expense ratio. The expenses in the tables that follow are based on an investment of $1,000 made at the beginning of the most recent semi-annual period (November 1, 2016) and held until the end of the period (April 30, 2017).

The table that follows illustrates the Fund’s ongoing costs in two ways:

Actual fund return – This section helps you to estimate the actual expenses that you paid over the period. The “Ending Account Value” shown is derived from the Fund’s actual return, and the fourth column shows the dollar amount of operating expenses that would have been paid by an investor who started with $1,000 in the Fund. You may use the information here, together with the amount you invested, to estimate the expenses that you paid over the period.

To do so, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number given for the Fund under the heading “Expenses Paid During Period.”

Hypothetical 5% return – This section is intended to help you compare the Fund’s ongoing costs with those of other mutual funds. It assumes that the Fund had an annual return of 5% before expenses during the period shown, but that the expense ratio is unchanged. In this case, because the return used is not the Fund’s actual return, the results do not apply to your investment. The example is useful in making comparisons because the SEC requires all mutual funds to calculate expenses based on a 5% return. You can assess the Fund’s ongoing costs by comparing this hypothetical example with the hypothetical examples that appear in shareholder reports of other funds.

Note that expenses shown in the table are meant to highlight and help you compare ongoing costs only.

The calculations assume no shares were bought or sold during the period. Your actual costs may have been higher or lower, depending on the amount of your investment and the timing of any purchases or redemptions.

1789 GROWTH AND INCOME FUND
ABOUT YOUR FUND’S EXPENSES (Unaudited) (Continued)

More information about the Fund’s expenses, including historical expense ratios, can be found in this report. For additional information on operating expenses and other shareholder costs, please refer to the Fund’s prospectus.

	Beginning Account Value November 1, 2016	Ending Account Value April 30, 2017	Expense Ratio (a)	Expenses Paid During Period (b)
Class P
Based on Actual Fund Return	$1,000.00	$1,057.70	1.01%	$5.15
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,019.79	1.01%	$5.06
Class A
Based on Actual Fund Return	$1,000.00	$1,056.70	1.26%	$6.43
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,018.55	1.26%	$6.31
Class C
Based on Actual Fund Return	$1,000.00	$1,051.90	2.01%	$10.23
Based on Hypothetical 5% Return (before expenses)	$1,000.00	$1,014.83	2.01%	$10.04

(a)	Annualized, based on the most recent one-half year expenses for the Class.
(b)	Expenses are equal to the annualized expense ratio of the Class, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

1789 GROWTH AND INCOME FUND OTHER INFORMATION (Unaudited)

A description of the policies and procedures that the Fund uses to vote proxies relating to portfolio securities is available without charge upon request by calling toll-free 1-888-229-9448, or on the SEC’s website at http://www.sec.gov. Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available without charge upon request by calling toll-free 1-888-229-9448, or on the SEC’s website at http://www.sec.gov.

The Trust files a complete listing of portfolio holdings for the Fund with the SEC as of the end of the first and third quarters of each fiscal year on Form N-Q. These filings are available upon request by calling 1-888-229-9448. Furthermore, you may obtain a copy of the filings on the SEC’s website at http://www.sec.gov. The Trust’s Forms N-Q may also be reviewed and copied at the SEC’s Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

INVESTMENT ADVISER
Pinnacle Capital Management, LLC
100 Limestone Plaza
Fayetteville, NY 13066

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
Cohen & Company, Ltd.
1350 Euclid Ave., Suite 800
Cleveland, OH 44115

LEGAL COUNSEL
Bond Schoeneck & King PLLC
One Lincoln Center
110 West Fayette Street
Syracuse, NY 13202

CUSTODIAN
U.S. Bank, N.A.
425 Walnut Street
Cincinnati, OH 45202

TRANSFER AGENT
Ultimus Fund Solutions, LLC
225 Pictoria Drive, Suite 450
Cincinnati, OH 45246

DISTRIBUTOR
Pinnacle Investments, LLC
507 Plum Street, Suite 120
Syracuse, NY 13204

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Item 2.	Code of Ethics.

Not required

Item 3.	Audit Committee Financial Expert.

Not required

Item 4.	Principal Accountant Fees and Services.

Not required

Item 5.	Audit Committee of Listed Registrants.

Not applicable

Item 6.	Schedule of Investments.

(a)	See Schedule I (Investments in securities of unaffiliated issuers)

(b)	Not applicable

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies.

Not applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable

Item 10.	Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant’s board of trustees.

Item 11.	Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Exhibits.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a)(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not required

(a)(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)): Attached hereto

(a)(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons: Not applicable

(b) Certifications required by Rule 30a-2(b) under the Act (17 CFR 270.30a-2(b)): Attached hereto

Exhibit 99.CERT	Certifications required by Rule 30a-2(a) under the Act

Exhibit 99.906CERT	Certifications required by Rule 30a-2(b) under the Act

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Pinnacle Capital Management Funds Trust

By (Signature and Title)*		/s/ Cortland H. Schroder
Cortland H. Schroder, President

Date	June 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*		/s/ Cortland H. Schroder
Cortland H. Schroder, President

Date	June 20, 2017

By (Signature and Title)*		/s/ Stephen J. Fauer
Stephen J. Fauer, Treasurer and Principal Financial Officer

Date	June 20, 2017

*	Print the name and title of each signing officer under his or her signature.